Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	25
30/360 Days	30
Actual/360 Days	29

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:		February 11, 2012
Closing Date:		March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$168,143,553.48	0.3736523	$140,629,608.36	0.3125102	$27,513,945.12
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$428,603,553.48	0.3164387	$401,089,608.36	0.2961251	$27,513,945.12

Weighted Avg. Coupon (WAC)	4.75%		4.78%
Weighted Avg. Remaining Maturity (WARM)	33.54		32.81
Pool Receivables Balance	$463,969,024.19		$435,879,971.72
Remaining Number of Receivables	48,128		46,722

Adjusted Pool Balance	$455,897,516.16		$428,383,571.04

III. COLLECTIONS

Principal:
Principal Collections	$27,483,818.57
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$735,123.28
Total Principal Collections	$28,218,941.85

Interest:
Interest Collections	$1,737,189.45
Late Fees & Other Charges	$52,750.47
Interest on Repurchase Principal	$-
Total Interest Collections	$1,789,939.92

Collection Account Interest	$217.36
Reserve Account Interest	$61.03
Servicer Advances	$-

Total Collections	$30,009,160.16

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	25
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$30,009,160.16
Reserve Account Release					$-
Total Available for Distribution					$30,009,160.16
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$386,640.85	$-	$386,640.85	$386,640.85
Collection Account Interest					$217.36
Late Fees & Other Charges					$52,750.47
Total due to Servicer					$439,608.68

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$100,886.13		$100,886.13
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$233,078.63		$233,078.63	$233,078.63

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$29,172,827.93

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$27,513,945.12

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$27,513,945.12
Class A-4 Notes				$-
Class A Notes Total:		$27,513,945.12		$27,513,945.12
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$27,513,945.12		$27,513,945.12

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,658,882.81

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$8,071,508.03
Beginning Period Amount	$8,071,508.03
Current Period Amortization	$575,107.35
Ending Period Required Amount	$7,496,400.68
Ending Period Amount	$7,496,400.68
Next Distribution Date Amount	$6,955,049.53

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		5.99%	6.37%	6.37%

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	25
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.76%	46,141	98.16%	$427,841,099.40
30 - 60 Days	1.06%	493	1.56%	$6,779,431.67
61 - 90 Days	0.15%	70	0.23%	$1,003,555.04
91 + Days	0.04%	18	0.06%	$255,885.61
		46,722		$435,879,971.72
Total
Delinquent Receivables 61 + days past due	0.19%	88	0.29%	$1,259,440.65
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.24%	115	0.35%	$1,605,501.93
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.34%	169	0.47%	$2,304,123.31
Three-Month Average Delinquency Ratio	0.26%		0.37%

Repossession in Current Period		31		$472,836.73
Repossession Inventory		55		$260,814.34

Charge-Offs
Gross Principal of Charge-Off for Current Period				$605,233.90
Recoveries				$(735,123.28)
Net Charge-offs for Current Period				$(129,889.38)

Beginning Pool Balance for Current Period				$463,969,024.19

Net Loss Ratio				-0.34%
Net Loss Ratio for 1st Preceding Collection Period				0.55%
Net Loss Ratio for 2nd Preceding Collection Period				0.86%
Three-Month Average Net Loss Ratio for Current Period				0.36%

Cumulative Net Losses for All Periods				$8,634,966.57
Cumulative Net Losses as a % of Initial Pool Balance				0.62%

Principal Balance of Extensions				$1,910,539.79
Number of Extensions				130

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